Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	SMALLCAP WORLD FUND INC
Central Index Key	0000858744
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Dec. 01, 2018
Prospectus Date	Dec. 01, 2018
SMALLCAP WORLD FUND® | Class A
Prospectus:
Trading Symbol	SMCWX
SMALLCAP WORLD FUND® | Class R-1
Prospectus:
Trading Symbol	RSLAX
SMALLCAP WORLD FUND® | Class R-2
Prospectus:
Trading Symbol	RSLBX
SMALLCAP WORLD FUND® | Class R-3
Prospectus:
Trading Symbol	RSLCX
SMALLCAP WORLD FUND® | Class R-4
Prospectus:
Trading Symbol	RSLEX
SMALLCAP WORLD FUND® | Class R-5
Prospectus:
Trading Symbol	RSLFX
SMALLCAP WORLD FUND® | Class C
Prospectus:
Trading Symbol	SCWCX
SMALLCAP WORLD FUND® | Class F-1
Prospectus:
Trading Symbol	SCWFX
SMALLCAP WORLD FUND® | Class 529-A
Prospectus:
Trading Symbol	CSPAX
SMALLCAP WORLD FUND® | Class 529-C
Prospectus:
Trading Symbol	CSPCX
SMALLCAP WORLD FUND® | Class 529-E
Prospectus:
Trading Symbol	CSPEX
SMALLCAP WORLD FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CSPFX
SMALLCAP WORLD FUND® | Class F-2
Prospectus:
Trading Symbol	SMCFX
SMALLCAP WORLD FUND® | Class R-6
Prospectus:
Trading Symbol	RLLGX
SMALLCAP WORLD FUND® | Class R-2E
Prospectus:
Trading Symbol	RSEBX
SMALLCAP WORLD FUND® | Class R-5E
Prospectus:
Trading Symbol	RSLDX
SMALLCAP WORLD FUND® | Class F-3
Prospectus:
Trading Symbol	SFCWX
SMALLCAP WORLD FUND® | Class 529-T
Prospectus:
Trading Symbol	TWSFX
SMALLCAP WORLD FUND® | Class T
Prospectus:
Trading Symbol	TSFFX